Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	11. Cash and Cash Equivalents

	As of December 31,
(in thousands of $)	2025	2024	2023
Money market funds	$2,541,112	$1,394,409	$1,678,100
Term accounts	945,001	100,000	350,000
Cash and bank balances	5,176	5,527	20,744
Total cash and cash equivalents	$3,491,289	$1,499,936	$2,048,844
Cash and cash equivalents comprise of cash and bank balances, term accounts with an original maturity not exceeding three months and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value.
Cash positions are invested with preferred financial partners, which are considered to be high quality financial institutions with sound credit ratings to reduce credit risk.
On December 31, 2025, the cash and cash equivalents included $97 million (€83 million) held in EUR (compared to
$653 million (€628 million) for the year ended December 31, 2024 and $703 million (€636 million) for the year ended
December 31, 2023) which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuation of the USD/EUR exchange rate as the Company’s functional currency is USD.
Please also refer to “Note 24 — Financial Risk Management” for more information on the financial risk management.